Trade and other payables - Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
10% increase in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ 84	£ 100
15% increase in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	126	149
10% decrease in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(84)	(99)
15% decrease in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(126)	(149)
Discount rate, measurement input
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(18)	(32)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	19	35
1.50% (150 basis points) increase in discount rate
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(26)	(48)
1.50% (150 basis points) decrease in discount rate
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	28	53
10 cent appreciation of US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	54	66
15 cent appreciation of US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	85	103
10 cent depreciation of US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(46)	(56)
15 cent depreciation of US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(67)	(80)
10 cent appreciation of Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	22	29
15 cent appreciation of Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	34	46
10 cent depreciation of Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(18)	(24)
15 cent depreciation of Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ (26)	£ (35)